GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

12.  GEOGRAPHIC INFORMATION

The Company’s head office is located in Vancouver, British Columbia, Canada. The operations of the Company are primarily in two geographic areas: Canada and China. A summary of geographical information for the Company’s assets and net loss for the years is as follows:

Year ended December 31, 2011	Canada	China	Total

Revenue from external customers	$1,661,061	$14,814	$1,675,875
Net income (loss)	341,127	(203,087)	138,040
Total assets	$2,874,902	$307,515	$3,182,417

Year ended December 31, 2010	Canada	China	Total

Revenue from external customers	$1,684,766	$48,563	$1,733,329
Net income (loss)	686,113	(389,509)	296,604
Total assets	$1,988,406	$182,813	$2,171,219